Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
		Mar. 19, 2024	Dec. 31, 2025	Sep. 03, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Consideration of ordinary shares (in Shares)	[1]				156,399
Aaggregate cash compensation paid			$ 0.2
Mr. Herman Man Guo [Member]
Related Party Transactions [Line Items]
Par value per share (in Dollars per share)		$ 0.04
Fair value of the share transaction		$ 1.6
Loss on disposal recognized		$ 1.4
Common Stock [Member]
Related Party Transactions [Line Items]
Consideration of ordinary shares (in Shares)		1,307,229
Par value per share (in Dollars per share)				$ 3.3405
Common Stock [Member] | Share Consolidation [Member]
Related Party Transactions [Line Items]
Consideration of ordinary shares (in Shares)		13,073

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).